Prepaid Expenses, Deposits and Other Current Assets, net - Movement of Credit Losses (Details)	12 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Movement of Credit Loss Allowance [Roll Forward]
Balance at beginning of the year ended December 31	$ 103,182	$ 13,257	$ 0
Addition	0	0	103,182
Recovery	(103,182)	(13,257)	0
Balance at end of the year ended December 31	$ 0	$ 0	$ 103,182